Quarterly Results (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results (Unaudited)
Revenues	$ 1,531	$ 1,372	$ 1,426	$ 1,295	$ 1,340	$ 1,255	$ 1,289	$ 1,187	$ 5,624	$ 5,071	$ 4,696
Costs and expenses	1,360	1,210	1,249	1,175	1,084	1,133	1,152	1,102	4,994	4,471	4,670
Income from continuing operations	158	165	150	27	206	(5)	79	28	500	308	(3)
Net (income) loss attributable to noncontrolling interests				2				2	2	2	2
Basic earnings (losses) from continuing operations attributable to Starwood's common shareholders	158	165	150	29	206	(5)	79	30	502	310	(1)
Discontinued operations	9	(2)	(19)	(1)	133	(1)	35		(13)	167
Net income	$ 167	$ 163	$ 131	$ 28	$ 339	$ (6)	$ 114	$ 30	$ 489	$ 477	$ 73
Basic
Continuing operations	$ 0.82	$ 0.88	$ 0.79	$ 0.16	$ 1.13	$ (0.03)	$ 0.44	$ 0.16	$ 2.65	$ 1.70	$ 0.00
Discontinued operations	$ 0.05	$ (0.01)	$ (0.10)	$ (0.01)	$ 0.72	$ 0.00	$ 0.19		$ (0.07)	$ 0.91	$ 0.41
Net income	$ 0.87	$ 0.87	$ 0.69	$ 0.15	$ 1.85	$ (0.03)	$ 0.63	$ 0.16	$ 2.58	$ 2.61	$ 0.41
Diluted
Continuing operations	$ 0.80	$ 0.85	$ 0.77	$ 0.15	$ 1.08	$ (0.03)	$ 0.42	$ 0.16	$ 2.57	$ 1.63	$ 0.00
Discontinued operations	$ 0.05	$ (0.01)	$ (0.09)	$ (0.01)	$ 0.70	$ 0.00	$ 0.19		$ (0.06)	$ 0.88	$ 0.41
Net income	$ 0.85	$ 0.84	$ 0.68	$ 0.14	$ 1.78	$ (0.03)	$ 0.61	$ 0.16	$ 2.51	$ 2.51	$ 0.41